UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10503

Name of Fund: BlackRock New York Municipal 2018 Term Trust (BLH)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock New York Municipal 2018 Term Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2009

Date of reporting period: 09/30/2009

Item 1 – Schedule of Investments

BlackRock New York Municipal 2018 Term Trust (BLH)

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

New York - 139.8%

Corporate - 9.9%	Jefferson County Industrial Development Agency, New York, RB, Series A, Solid Waste, AMT, 5.20%, 12/01/20	$2,450	$2,380,714
	New York City Industrial Development Agency, RB, American Airlines, JFK International Airport, AMT, 7.50%, 8/01/16	1,000	1,014,750
	Port Authority of New York & New Jersey, RB, Continental, Eastern Project, LaGuardia, AMT, 9.13%, 12/01/15	2,340	2,344,072

			5,739,536

County/City/Special District/School District - 36.3%	City of New York New York, GO, Series B, 5.38%, 12/01/11 (a)	3,475	3,827,782
	City of New York New York, GO, Series B, 5.38%, 12/01/20	525	548,194
	City of New York New York, GO, Series G, 5.75%, 8/01/12 (a)	1,890	2,146,662
	City of New York New York, GO, Series G, 5.75%, 8/01/18	3,110	3,412,479
	City of New York New York, GO, Series M, 5.00%, 4/01/23	1,390	1,488,509
	County of Nassau New York, GO, General Improvement, Series C (AGC), 5.25%, 10/01/22	2,500	2,910,600
	New York City Transitional Finance Authority, RB, Fiscal 2008, Series S-1, 5.00%, 1/15/23	1,400	1,557,276
	New York City Transitional Finance Authority, RB, Future Tax Secured, Series B, 5.00%, 5/01/18	3,000	3,244,680
	New York State Dormitory Authority, RB, City University System, Consolidated 4th General, Series A, 5.13%, 7/01/11 (a)	1,800	1,943,100

			21,079,282

Education - 30.4%	Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/25	450	312,313
	New York City Industrial Development Agency, RB, YMCA of Greater NY Project, 5.25%, 8/01/21	4,000	4,049,640
	New York Liberty Development Corp., RB, National Sports Museum Project, Series A, 6.13%, 2/15/19 (b)(c)	525	52
	New York State Dormitory Authority, RB, Brooklyn Law School, Series A (Radian), 5.50%, 7/01/18	1,000	1,040,400
	New York State Dormitory Authority, RB, Pratt Institute, Series C (AGC), 5.00%, 7/01/19	600	698,034
	New York State Dormitory Authority, RB, University Rochester, Series A, 5.00%, 7/01/21	1,155	1,317,023
	New York State Dormitory Authority, RB, Yeshiva University, 5.00%, 9/01/27	2,000	2,210,680
	Niagara County Industrial Development Agency, RB, Niagara University Project, Series A (Radian), 5.35%, 11/01/23	4,180	4,240,234
	Westchester County Industrial Development Agency, New York, RB, Purchase College Foundation Housing, Series A (AMBAC), 5.13%, 12/01/22	3,710	3,814,622

			17,682,998

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
FHA	Federal Housing Administration
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)
RB	Revenue Bonds

BlackRock New York Municipal 2018 Term Trust (BLH)

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Health - 16.1%	East Rochester Housing Authority, New York, Refunding RB, Genesee Valley Nurse (FHA), 5.20%, 12/20/24	$1,295	$1,339,224
	Oneida Health Care Corp., New York, Refunding RB, Residential Health Care Project (Radian), 5.30%, 2/01/21	4,130	4,132,189
	Orange County Industrial Development Agency, New York, RB, Saint Luke’s Hospital Newburgh NY Project, Series A (Radian), 5.38%, 12/01/21	3,875	3,885,308

			9,356,721

Housing - 1.8%	New York State Dormitory Authority, RB, Willow Towers Inc. Project (GNMA), 5.25%, 2/01/22	1,000	1,059,380

State - 9.7%	New York State Dormitory Authority, RB, 2007, Mental Health Services, Series B (MBIA), 5.50%, 8/15/11 (a)	80	87,275
	New York State Dormitory Authority, RB, 2007, Mental Health Services, Series B (MBIA), 5.50%, 8/15/20 (a)	30	32,711
	New York State Dormitory Authority, RB, 2008, Mental Health Services, Series A, 5.00%, 2/15/18	120	120,749
	New York State Dormitory Authority, RB, Mental Health Services, Series B (MBIA), 5.50%, 8/15/11 (a)	2,510	2,738,259
	New York State Dormitory Authority, RB, Upstate Community, Series A, 5.00%, 7/01/19	2,060	2,083,299
	New York State Urban Development Corp., RB, State Personal Income Tax, Series A-1, 5.00%, 12/15/22	500	572,640

			5,634,933

Tobacco - 12.2%	Rockland Tobacco Asset Securitization Corp., RB, Asset Backed Bonds, 5.63%, 8/15/35	4,000	3,688,240
	TSASC, Inc., New York, RB, Tobacco Settlement Asset Backed, Series 1, 5.75%, 7/15/12 (a)	3,000	3,392,460

			7,080,700

Transportation - 21.5%	Metropolitan Transportation Authority, Refunding RB, Insured, Series A (MBIA), 5.13%, 11/15/21	5,000	5,232,150
	New York State Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/20	2,750	3,204,108
	Port Authority of New York & New Jersey, RB, Consolidated, 126th Series, AMT (MBIA), 5.00%, 11/15/18	3,885	4,026,064

			12,462,322

Utilities - 1.9%	Long Island Power Authority, RB, Series A, 5.25%, 4/01/21	1,000	1,122,640

	Total Municipal Bonds in New York		81,218,512

Puerto Rico - 11.3%

State - 4.4%	Puerto Rico Public Finance Corp., RB, Commonwealth Appropriation, Series E, 5.70%, 2/01/10 (a)	2,500	2,544,275

Tobacco - 3.1%	Children’s Trust Fund, RB, Asset Backed Bonds, 5.63%, 5/15/43	2,000	1,807,040

Utilities - 3.8%	Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/21	2,000	2,179,480

	Total Municipal Bonds in Puerto Rico		6,530,795

	Total Long-Term Investments (Cost - $84,119,948) - 151.1%		87,749,307

BlackRock New York Municipal 2018 Term Trust (BLH)

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

CMA New York Municipal Money Fund, 0.04% (d)(e)	787,803	$787,803

Total Short-Term Securities (Cost - $787,803) - 1.4%		787,803

Total Investments (Cost - $84,907,751*) - 152.5%		88,537,110
Other Assets Less Liabilities - 1.6%		946,251
Preferred Shares, at Redemption Value - (54.1)%		(31,403,565)

Net Assets Applicable to Common Shares - 100.0%		$58,079,796

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$84,918,344

Gross unrealized appreciation	$4,570,957
Gross unrealized depreciation	(952,191)

Net unrealized appreciation	$3,618,766

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Non-income producing security.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA New York Municipal Money Fund	(1,898,571)	$1,457

(e)	Represents the current yield as of report date.

•	Fair value measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

BlackRock New York Municipal 2018 Term Trust (BLH)

Schedule of Investments September 30, 2009 (Unaudited)

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short Term Securities	$787,803
Level 2 - Long-Term Investments[1]	87,749,307
Level 3	—

Total	$88,537,110

[1] See above Schedule of Investments for values in each sector.

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal 2018 Term Trust

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock New York Municipal 2018 Term Trust

Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal 2018 Term Trust

Date: November 20, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal 2018 Term Trust

Date: November 20, 2009